Business Segments (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Business Segments Reporting Information Details
Business segment results for the years ended December 31 were as follows:

	Corporate and Commercial Banking				Consumer and Business Banking		Wealth Management and Investment Services
(Dollars in Millions)	2022		2021		2022	2021	2022		2021
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$3,468		$2,853		$6,904	$6,085	$1,624		$1,002
Noninterest income	1,008		1,039		1,556	2,496	2,553		2,222
Total net revenue	4,476		3,892		8,460	8,581	4,177		3,224
Nointerest expense	1,872		1,741		5,824	5,575	2,417		2,094
Income (loss) before provision and income taxes	2,604		2,151		2,636	3,006	1,760		1,130
Provision for credit losses	149		65		228	(136)	9		7
Income (loss) before income taxes	2,455		2,086		2,408	3,142	1,751		1,123
Income taxes and taxable-equivalent adjustment	614		522		602	785	438		281
Net income (loss)	1,841		1,564		1,806	2,357	1,313		842
Net (income) loss attributable to noncontrolling interests	–		–		–	–	–		–
Net income (loss) attributable to U.S. Bancorp	$1,841		$1,564		$1,806	$2,357	$1,313		$842

Average Balance Sheet
Loans	$127,916		$103,404		$145,079	$140,890	$22,410		$18,095
Other earning assets	4,532		4,537		3,117	8,093	273		242
Goodwill	1,915		1,715		3,249	3,429	1,720		1,628
Other intangible assets	57		5		3,785	2,761	308		84
Assets	143,370		115,423		160,713	161,385	26,036		21,303
Noninterest-bearing deposits	57,451		61,991		32,256	33,063	24,721		24,663
Interest-bearing deposits	97,169		71,711		167,938	157,592	73,461		76,000
Total deposits	154,620		133,702		200,194	190,655	98,182		100,663
Total U.S. Bancorp shareholders’ equity	14,403		13,906		12,550	12,319	3,675		3,154

	Payment Services				Treasury and Corporate Support		Consolidated Company
(Dollars in Millions)	2022		2021		2022	2021	2022		2021
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$2,498		$2,457		$352	$203	$14,846		$12,600
Noninterest income	3,799	(a)	3,550	(a)	540	920	9,456	(b)	10,227 (b)
Total net revenue	6,297		6,007		892	1,123	24,302		22,827
Noninterest expense	3,551		3,386		1,242	932	14,906		13,728
Income (loss) before provision and income taxes	2,746		2,621		(350)	191	9,396		9,099
Provision for credit losses	980		349		611	(1,458)	1,977		(1,173)
Income (loss) before income taxes	1,766		2,272		(961)	1,649	7,419		10,272
Income taxes and taxable-equivalent adjustment	442		568		(515)	131	1,581		2,287
Net income (loss)	1,324		1,704		(446)	1,518	5,838		7,985
Net (income) loss attributable to noncontrolling interests	–		–		(13)	(22)	(13)		(22)
Net income (loss) attributable to U.S. Bancorp	$1,324		$1,704		$(459)	$1,496	$5,825		$7,963

Average Balance Sheet
Loans	$34,627		$30,856		$3,541	$3,720	$333,573		$296,965
Other earning assets	634		93		203,214	196,211	211,770		209,176
Goodwill	3,305		3,184		–	–	10,189		9,956
Other intangible assets	423		507		4	–	4,577		3,357
Assets	41,109		36,549		220,921	221,872	592,149		556,532
Noninterest-bearing deposits	3,410		4,861		2,556	2,626	120,394		127,204
Interest-bearing deposits	162		145		3,260	1,629	341,990		307,077
Total deposits	3,572		5,006		5,816	4,255	462,384		434,281
Total U.S. Bancorp shareholders’ equity	8,235		7,642		11,553	16,789	50,416		53,810

(a)	Presented net of related rewards and rebate costs and certain partner payments of $2.9 billion and $2.5 billion for 2022 and 2021, respectively.
(b)	Includes revenue generated from certain contracts with customers of $8.0 billion and $ 7.5 billion for 2022 and 2021, respectively.